Investment Securities (Tables) - OneMain Holdings Inc [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Investment Holdings [Line Items]
Schedule of the Cost/amortized Cost, Unrealized Gains and Losses, and Fair Value of Available-for-sale Securities by Type

Cost/amortized cost, unrealized gains and losses, and fair value of available-for-sale securities by type were as follows:

(dollars in millions)	Cost/ Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value

September 30, 2016
Fixed maturity available-for-sale securities:
Bonds
U.S. government and government sponsored entities	$39	$1	$—	$40
Obligations of states, municipalities, and political subdivisions	132	3	—	135
Non-U.S. government and government sponsored entities	116	3	—	119
Corporate debt	1,041	28	(2)	1,067
Mortgage-backed, asset-backed, and collateralized:
Residential mortgage-backed securities (“RMBS”)	81	1	—	82
Commercial mortgage-backed securities (“CMBS”)	111	1	—	112
Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)	82	—	—	82
Total bonds	1,602	37	(2)	1,637
Preferred stock (a)	15	—	—	15
Common stock (a)	19	2	—	21
Other long-term investments	2	—	—	2
Total (b)	$1,638	$39	$(2)	$1,675

December 31, 2015
Fixed maturity available-for-sale securities:
Bonds
U.S. government and government sponsored entities	$112	$—	$(1)	$111
Obligations of states, municipalities, and political subdivisions	140	1	(1)	140
Non-U.S. government and government sponsored entities	126	1	(1)	126
Corporate debt	1,018	3	(22)	999
Mortgage-backed, asset-backed, and collateralized:
RMBS	128	—	—	128
CMBS	117	—	(1)	116
CDO/ABS	71	—	—	71
Total bonds	1,712	5	(26)	1,691
Preferred stock (a)	14	—	(1)	13
Common stock (a)	23	—	—	23
Other long-term investments	2	—	—	2
Total (b)	$1,751	$5	$(27)	$1,729

(a)	The Company employs an income equity strategy targeting investments in stocks with strong current dividend yields. Stocks included have a history of stable or increasing dividend payments.

(b)	Excludes an immaterial interest in a limited partnership that we account for using the equity method and Federal Home Loan Bank common stock of $1 million at September 30, 2016 and December 31, 2015, which is classified as a restricted investment and carried at cost.

Cost/amortized cost, unrealized gains and losses, and fair value of available-for-sale securities by type were as follows:

(dollars in millions)	Cost/ Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value

December 31, 2015
Fixed maturity available-for-sale securities:
Bonds:
U.S. government and government sponsored entities	$112	$—	$(1)	$111
Obligations of states, municipalities, and political subdivisions	140	1	(1)	140
Non-U.S. government and government sponsored entities	126	1	(1)	126
Corporate debt	1,018	3	(22)	999
Mortgage-backed, asset-backed, and collateralized:
Residential mortgage-backed securities (“RMBS”)	128	—	—	128
Commercial mortgage-backed securities (“CMBS”)	117	—	(1)	116
Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)	71	—	—	71
Total bonds	1,712	5	(26)	1,691
Preferred stock	14	—	(1)	13
Common stock	23	—	—	23
Other long-term investments	2	—	—	2
Total (a)	$1,751	$5	$(27)	$1,729

December 31, 2014
Fixed maturity available-for-sale securities:
Bonds:
U.S. government and government sponsored entities	$61	$3	$—	$64
Obligations of states, municipalities, and political subdivisions	99	3	—	102
Certificates of deposit and commercial paper (b)	3	—	—	3
Corporate debt	256	12	(1)	267
Mortgage-backed, asset-backed, and collateralized:
RMBS	71	2	—	73
CMBS	25	—	(1)	24
CDO/ABS	63	—	—	63
Total bonds	578	20	(2)	596
Preferred stock	7	—	—	7
Other long-term investments	1	—	—	1
Total (a)	$586	$20	$(2)	$604

(a)	Excludes an immaterial interest in a limited partnership that we account for using the equity method and Federal Home Loan Bank common stock of $1 million at December 31, 2015 and 2014, which is classified as a restricted investment and carried at cost.

(b)	Includes certificates of deposit pledged as collateral, totaling $2 million at December 31, 2014, primarily to support bank lines of credit.

Schedule of Fair Value and Unrealized Losses On Available-for-sale Securities by Type and Length of Time in a Continuous Unrealized Loss Position

Fair value and unrealized losses on available-for-sale securities by type and length of time in a continuous unrealized loss position were as follows:

	Less Than 12 Months		12 Months or Longer		Total
(dollars in millions)	Fair Value	Unrealized Losses *	Fair Value	Unrealized Losses *	Fair Value	Unrealized Losses

September 30, 2016
Bonds:
U.S. government and government sponsored entities	$1	$—	$—	$—	$1	$—
Obligations of states, municipalities, and political subdivisions	23	—	2	—	25	—
Non-U.S. government and government sponsored entities	9	—	—	—	9	—
Corporate debt	105	(1)	10	(1)	115	(2)
RMBS	19	—	—	—	19	—
CMBS	38	—	—	—	38	—
CDO/ABS	15	—	—	—	15	—
Total bonds	210	(1)	12	(1)	222	(2)
Preferred stock	4	—	6	—	10	—
Common stock	3	—	—	—	3	—
Other long-term investments	—	—	1	—	1	—
Total	$217	$(1)	$19	$(1)	$236	$(2)

December 31, 2015
Bonds:
U.S. government and government sponsored entities	$102	$(1)	$—	$—	$102	$(1)
Obligations of states, municipalities, and political subdivisions	69	(1)	2	—	71	(1)
Non-U.S. government and government sponsored entities	19	(1)	—	—	19	(1)
Corporate debt	786	(22)	7	—	793	(22)
RMBS	107	—	—	—	107	—
CMBS	104	(1)	5	—	109	(1)
CDO/ABS	71	—	—	—	71	—
Total bonds	1,258	(26)	14	—	1,272	(26)
Preferred stock	2	—	6	(1)	8	(1)
Common stock	16	—	—	—	16	—
Other long-term investments	1	—	—	—	1	—
Total	$1,277	$(26)	$20	$(1)	$1,297	$(27)

*	Unrealized losses on certain available-for-sale securities were less than $1 million and, therefore, are not quantified in the table above.

Fair value and unrealized losses on available-for-sale securities by type and length of time in a continuous unrealized loss position were as follows:

	Less Than 12 Months		12 Months or Longer		Total
(dollars in millions)	Fair Value	Unrealized Losses *	Fair Value	Unrealized Losses *	Fair Value	Unrealized Losses

December 31, 2015
Bonds:
U.S. government and government sponsored entities	$102	$(1)	$—	$—	$102	$(1)
Obligations of states, municipalities, and political subdivisions	69	(1)	2	—	71	(1)
Non-U.S. government and government sponsored entities	19	(1)	—	—	19	(1)
Corporate debt	786	(22)	7	—	793	(22)
RMBS	107	—	—	—	107	—
CMBS	104	(1)	5	—	109	(1)
CDO/ABS	71	—	—	—	71	—
Total bonds	1,258	(26)	14	—	1,272	(26)
Preferred stock	2	—	6	(1)	8	(1)
Common stock	16	—	—	—	16	—
Other long-term investments	1	—	—	—	1	—
Total	$1,277	$(26)	$20	$(1)	$1,297	$(27)

December 31, 2014
Bonds:
U.S. government and government sponsored entities	$—	$—	$1	$—	$1	$—
Obligations of states, municipalities, and political subdivisions	27	—	1	—	28	—
Corporate debt	36	(1)	6	—	42	(1)
RMBS	9	—	—	—	9	—
CMBS	16	(1)	2	—	18	(1)
CDO/ABS	46	—	—	—	46	—
Total bonds	134	(2)	10	—	144	(2)
Preferred stock	6	—	—	—	6	—
Total	$140	$(2)	$10	$—	$150	$(2)

*	Unrealized losses on certain available-for-sale securities were less than $1 million and, therefore, are not quantified in the table above.

Schedule of Changes in the Cumulative Amount of Credit Losses (Recognized in Earnings) On Other-than-temporarily Impaired Available-for-sale Securities

Changes in the cumulative amount of credit losses (recognized in earnings) on other-than-temporarily impaired available-for-sale securities were as follows:

(dollars in millions)	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015

Balance at beginning of period	$—	$1	$2	$1
Reductions:
Realized due to dispositions with no prior intention to sell	—	—	2	—
Balance at end of period	$—	$1	$—	$1

Changes in the cumulative amount of credit losses (recognized in earnings) on other-than-temporarily impaired available-for-sale securities were as follows:

(dollars in millions)
At or for the Years Ended December 31,	2015

Balance at beginning of period	$1
Additions:
Due to other-than-temporary impairments:
Impairment not previously recognized	1
Balance at end of period	$2

Schedule of Realized Gains, Realized Losses, and Net Realized Gains (losses) Due to Sale or Redemption of Fair Values of Available-for-sale Securities

The proceeds of available-for-sale securities sold or redeemed and the resulting realized gains, realized losses, and net realized gains were as follows:

(dollars in millions)	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015

Proceeds from sales and redemptions	$57	$168	$344	$374

Realized gains	$3	$4	$10	$15
Realized losses	—	—	(1)	(1)
Net realized gains	$3	$4	$9	$14

Schedule of Contractual Maturities of Fixed-maturity Available-for-sale Securities

Contractual maturities of fixed-maturity available-for-sale securities at September 30, 2016 were as follows:

(dollars in millions)	Fair Value	Amortized Cost

Fixed maturities, excluding mortgage-backed, asset-backed, and collateralized securities:
Due in 1 year or less	$152	$152
Due after 1 year through 5 years	623	615
Due after 5 years through 10 years	378	361
Due after 10 years	208	200
Mortgage-backed, asset-backed, and collateralized securities	276	274
Total	$1,637	$1,602

Contractual maturities of fixed-maturity available-for-sale securities at December 31, 2015 were as follows:

(dollars in millions)	Fair Value	Amortized Cost

Fixed maturities, excluding mortgage-backed, asset-backed, and collateralized securities:
Due in 1 year or less	$170	$170
Due after 1 year through 5 years	602	607
Due after 5 years through 10 years	419	424
Due after 10 years	185	195
Mortgage-backed, asset-backed, and collateralized securities	315	316
Total	$1,691	$1,712

Schedule of Fair Value of Trading Securities by Type

The fair value of trading and other securities by type was as follows:

(dollars in millions)	September 30, 2016	December 31, 2015

Fixed maturity trading and other securities:
Bonds
Non-U.S. government and government sponsored entities	$3	$3
Corporate debt	97	124
Mortgage-backed, asset-backed, and collateralized:
RMBS	1	2
CMBS	2	2
CDO/ABS	3	—
Total bonds	106	131
Preferred stock	6	6
Total *	$112	$137

*	The fair value of other securities, which we have elected the fair value option, totaled $112 million at September 30, 2016 and $128 million at December 31, 2015.

The fair value of trading and other securities by type was as follows:

(dollars in millions)
December 31,	2015	2014

Fixed maturity trading and other securities:
Bonds:
U.S. government and government sponsored entities	$—	$303
Obligations of states, municipalities, and political subdivisions	—	14
Certificates of deposit and commercial paper	—	238
Non-U.S. government and government sponsored entities	3	20
Corporate debt	124	1,056
Mortgage-backed, asset-backed, and collateralized:
RMBS	2	36
CMBS	2	151
CDO/ABS	—	512
Total bonds	131	2,330
Preferred stock	6	—
Total *	$137	$2,330

*	The fair value of other securities totaled $128 million at December 31, 2015 and $5 million at December 31, 2014.

Trading Securities [Member]
Investment Holdings [Line Items]
Schedule of Net Unrealized and Realized Gains (losses) on Trading Securities

The net unrealized and realized gains (losses) on our trading and other securities, which we report in investment revenues, were as follows:

(dollars in millions)	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015

Net unrealized gains (losses) on trading and other securities held at period end	$(2)	$(1)	$6	$3
Net realized gains (losses) on trading and other securities sold or redeemed	4	(1)	4	(2)
Total	$2	$(2)	$10	$1

The net unrealized and realized gains (losses) on our trading and other securities, which we report in investment revenues, were as follows:

(dollars in millions)
Years Ended December 31,	2015	2014

Net unrealized losses on trading and other securities held at year end *	$—	$(9)
Net realized gains (losses) on trading and other securities sold or redeemed during the year *	(3)	5
Total	$(3)	$(4)

*	The net unrealized and realized gains (losses) on our other securities for the year ended December 31, 2013 were less than $1 million and, therefore, are not quantified in the table above.

Available-for-sale Securities [Member]
Investment Holdings [Line Items]
Schedule of Realized Gains, Realized Losses, and Net Realized Gains (losses) Due to Sale or Redemption of Fair Values of Available-for-sale Securities

The proceeds of available-for-sale securities sold or redeemed and the resulting realized gains, realized losses, and net realized gains were as follows:

(dollars in millions)
Years Ended December 31,	2015	2014	2013

Proceeds from sales and redemptions	$431	$280	$615

Realized gains	$15	$9	$5
Realized losses	(1)	(1)	(2)
Net realized gains	$14	$8	$3